Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.04471%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,836,301.82

Principal:
Principal Collections	$27,525,277.19
Prepayments in Full	$11,874,989.05
Liquidation Proceeds	$460,619.03
Recoveries	$63,008.38
Sub Total	$39,923,893.65
Collections	$44,760,195.47

Purchase Amounts:
Purchase Amounts Related to Principal	$20,745.23
Purchase Amounts Related to Interest	$93.35
Sub Total	$20,838.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,781,034.05

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,781,034.05
Servicing Fee	$994,781.53	$994,781.53	$0.00	$0.00	$43,786,252.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,786,252.52
Interest - Class A-2a Notes	$947,041.67	$947,041.67	$0.00	$0.00	$42,839,210.85
Interest - Class A-2b Notes	$704,744.34	$704,744.34	$0.00	$0.00	$42,134,466.51
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$40,158,216.51
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$39,793,416.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,793,416.51
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$39,593,447.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,593,447.26
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$39,448,304.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,448,304.68
Regular Principal Payment	$38,603,002.51	$38,603,002.51	$0.00	$0.00	$845,302.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$845,302.17
Residual Released to Depositor	$0.00	$845,302.17	$0.00	$0.00	$0.00
Total		$44,781,034.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,603,002.51
Total					$38,603,002.51

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,330,770.88	$64.99	$947,041.67	$2.64	$24,277,812.55	$67.63
Class A-2b Notes	$15,272,231.63	$64.99	$704,744.34	$3.00	$15,976,975.97	$67.99
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$38,603,002.51	$24.45	$4,337,947.84	$2.75	$42,940,950.35	$27.20

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$221,099,223.71	0.6158753	$197,768,452.83	0.5508871
Class A-2b Notes	$144,730,689.60	0.6158753	$129,458,457.97	0.5508871
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,050,769,913.31	0.6654907	$1,012,166,910.80	0.6410420

Pool Information
Weighted Average APR	4.867%	4.886%
Weighted Average Remaining Term	49.10	48.33
Number of Receivables Outstanding	39,067	38,316
Pool Balance	$1,193,737,840.85	$1,153,360,177.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,093,288,324.02	$1,057,098,899.83
Pool Factor	0.6891585	0.6658480

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$96,261,277.47
Targeted Overcollateralization Amount	$141,193,266.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$141,193,266.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$496,033.05
(Recoveries)		22	$63,008.38
Net Loss for Current Collection Period			$433,024.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4353%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5017%
Second Prior Collection Period			0.3078%
Prior Collection Period			0.7037%
Current Collection Period			0.4428%
Four Month Average (Current and Prior Three Collection Periods)			0.4890%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		811	$4,140,065.50
(Cumulative Recoveries)			$369,774.52
Cumulative Net Loss for All Collection Periods			$3,770,290.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2177%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,104.89
Average Net Loss for Receivables that have experienced a Realized Loss			$4,648.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.96%	269	$11,036,614.55
61-90 Days Delinquent	0.14%	41	$1,574,305.00
91-120 Days Delinquent	0.03%	7	$316,209.45
Over 120 Days Delinquent	0.04%	10	$465,122.39
Total Delinquent Receivables	1.16%	327	$13,392,251.39

Repossession Inventory:
Repossessed in the Current Collection Period		28	$1,320,034.79
Total Repossessed Inventory		42	$1,928,320.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1852%
Prior Collection Period			0.2125%
Current Collection Period			0.1514%
Three Month Average			0.1830%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2042%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$4,168,428.13
2 Months Extended	119	$5,166,961.90
3+ Months Extended	28	$1,189,391.72

Total Receivables Extended	254	$10,524,781.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer